Trade and other receivables	12 Months Ended
Dec. 31, 2020
Trade and other receivables [Abstract]
Trade and other receivables
Note 11.- Trade and other receivables

Trade and other receivable as of December 31, 2020 and 2019, consist of the following:

	Balance as of December 31,
	2020	2019
Trade receivables	258,087	242,008
Tax receivables	50,663	50,901
Prepayments	12,074	5,150
Other accounts receivable	10,911	19,508
Total	331,735	317,568

As of December 31, 2020, and 2019, the fair value of trade and other accounts receivable does not differ significantly from its carrying value.

Trade receivables in foreign currency as of December 31, 2020 and 2019, are as follows:

	Balance as of December 31,
	2020	2019
Euro	105,826	108,280
South African Rand	24,121	24,289
Other	6,929	4,001
Total	136,876	136,570